TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2021
TRADE AND OTHER PAYABLES
Schedule of trade and other payables

	2021	2020
	$ million	$ million
Trade and other payables due within one year
Trade and other payables	1,043	891
Derivatives – forward foreign exchange, currency swaps and interest rate contracts	19	59
Acquisition consideration	34	72
	1,096	1,022
Other payables due after one year
Acquisition consideration	57	93
Other payables	10	1
	67	94